Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Select Fund
Class Name	Class A
Trading Symbol	LCLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Select Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$157	1.33%
[1]
Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024 Class A shares of ClearBridge Select Fund returned 35.37%. The Fund compares its performance to the Russell 3000 Index, which returned 37.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Nvidia, the leading developer of graphic processing units (GPU) for use in generative artificial intelligence (AI) as well as gaming and enterprise application within the information technology sector, outperformed given increasing confidence around its competitive positioning and clear acceleration in AI infrastructure buildout at its key customers.

↑
KKR, an alternative asset manager focused on private equity and real estate investments company within the financials sector, continued to deliver bullish results with several successive quarters topping earnings and revenue estimates.

↑
MercadoLibre, an e-commerce provider in Latin America within the consumer discretionary sector, contributed as it has done an effective job of growing at scale with high levels of profitability while showing discipline in controlling costs and focusing investment.

Top detractors from performance:
↓
Fox Factory, manufacturer of specialty performance products for bikes, trucks, off-road and similar vehicles within the consumer discretionary sector, underperformed largely due to material cyclical pressures and inventory challenges in their key end market channels as well as lingering concerns around the rationale of a recent acquisition.

↓
WillScot, a North American leader in turnkey modular space and portable storage solutions within the industrials sector, as its stock pulled back amid a decline in nonresidential construction starts, a less optimistic outlook for short-cycle industrials and ongoing integration issues with a recent acquisition.

↓
Shoals Technologies Group, a provider of electrical balance of system (EBOS) solutions for utility-scale solar energy projects within the industrials sector, shares were lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

Use of derivatives and the impact on performance:
The Fund used put and call options for hedging and to manage risk, which contributed minimally to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	35.37	14.22	14.42
Class A (with sales charge)	27.92	12.87	13.75
Russell 3000 Index	37.86	14.60	12.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,327,638,099
Holdings Count | $ / shares	81	[2]
Advisory Fees Paid, Amount	$ 29,256,698
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,327,638,099
Total Number of Portfolio Holdings*	81
Total Management Fee Paid	$29,256,698
Portfolio Turnover Rate	17%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Select Fund
Class Name	Class C
Trading Symbol	LCLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Select Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$244	2.08%
[3]
Expenses Paid, Amount	$ 244
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024 Class C shares of ClearBridge Select Fund returned 34.40%. The Fund compares its performance to the Russell 3000 Index, which returned 37.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Nvidia, the leading developer of graphic processing units (GPU) for use in generative artificial intelligence (AI) as well as gaming and enterprise application within the information technology sector, outperformed given increasing confidence around its competitive positioning and clear acceleration in AI infrastructure buildout at its key customers.

↑
KKR, an alternative asset manager focused on private equity and real estate investments company within the financials sector, continued to deliver bullish results with several successive quarters topping earnings and revenue estimates.

↑
MercadoLibre, an e-commerce provider in Latin America within the consumer discretionary sector, contributed as it has done an effective job of growing at scale with high levels of profitability while showing discipline in controlling costs and focusing investment.

Top detractors from performance:
↓
Fox Factory, manufacturer of specialty performance products for bikes, trucks, off-road and similar vehicles within the consumer discretionary sector, underperformed largely due to material cyclical pressures and inventory challenges in their key end market channels as well as lingering concerns around the rationale of a recent acquisition.

↓
WillScot, a North American leader in turnkey modular space and portable storage solutions within the industrials sector, as its stock pulled back amid a decline in nonresidential construction starts, a less optimistic outlook for short-cycle industrials and ongoing integration issues with a recent acquisition.

↓
Shoals Technologies Group, a provider of electrical balance of system (EBOS) solutions for utility-scale solar energy projects within the industrials sector, shares were lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

Use of derivatives and the impact on performance:
The Fund used put and call options for hedging and to manage risk, which contributed minimally to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	34.40	13.37	13.57
Class C (with sales charge)	33.40	13.37	13.57
Russell 3000 Index	37.86	14.60	12.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,327,638,099
Holdings Count | $ / shares	81	[4]
Advisory Fees Paid, Amount	$ 29,256,698
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,327,638,099
Total Number of Portfolio Holdings*	81
Total Management Fee Paid	$29,256,698
Portfolio Turnover Rate	17%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	ClearBridge Select Fund
Class Name	Class FI
Trading Symbol	LCBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Select Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$161	1.37%
[5]
Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024 Class FI shares of ClearBridge Select Fund returned 35.35%. The Fund compares its performance to the Russell 3000 Index, which returned 37.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Nvidia, the leading developer of graphic processing units (GPU) for use in generative artificial intelligence (AI) as well as gaming and enterprise application within the information technology sector, outperformed given increasing confidence around its competitive positioning and clear acceleration in AI infrastructure buildout at its key customers.

↑
KKR, an alternative asset manager focused on private equity and real estate investments company within the financials sector, continued to deliver bullish results with several successive quarters topping earnings and revenue estimates.

↑
MercadoLibre, an e-commerce provider in Latin America within the consumer discretionary sector, contributed as it has done an effective job of growing at scale with high levels of profitability while showing discipline in controlling costs and focusing investment.

Top detractors from performance:
↓
Fox Factory, manufacturer of specialty performance products for bikes, trucks, off-road and similar vehicles within the consumer discretionary sector, underperformed largely due to material cyclical pressures and inventory challenges in their key end market channels as well as lingering concerns around the rationale of a recent acquisition.

↓
WillScot, a North American leader in turnkey modular space and portable storage solutions within the industrials sector, as its stock pulled back amid a decline in nonresidential construction starts, a less optimistic outlook for short-cycle industrials and ongoing integration issues with a recent acquisition.

↓
Shoals Technologies Group, a provider of electrical balance of system (EBOS) solutions for utility-scale solar energy projects within the industrials sector, shares were lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

Use of derivatives and the impact on performance:
The Fund used put and call options for hedging and to manage risk, which contributed minimally to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class FI	35.35	14.20	14.40
Russell 3000 Index	37.86	14.60	12.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,327,638,099
Holdings Count | $ / shares	81	[6]
Advisory Fees Paid, Amount	$ 29,256,698
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,327,638,099
Total Number of Portfolio Holdings*	81
Total Management Fee Paid	$29,256,698
Portfolio Turnover Rate	17%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Select Fund
Class Name	Class R
Trading Symbol	CBSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Select Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$203	1.73%
[7]
Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024 Class R shares of ClearBridge Select Fund returned 34.89%. The Fund compares its performance to the Russell 3000 Index, which returned 37.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Nvidia, the leading developer of graphic processing units (GPU) for use in generative artificial intelligence (AI) as well as gaming and enterprise application within the information technology sector, outperformed given increasing confidence around its competitive positioning and clear acceleration in AI infrastructure buildout at its key customers.

↑
KKR, an alternative asset manager focused on private equity and real estate investments company within the financials sector, continued to deliver bullish results with several successive quarters topping earnings and revenue estimates.

↑
MercadoLibre, an e-commerce provider in Latin America within the consumer discretionary sector, contributed as it has done an effective job of growing at scale with high levels of profitability while showing discipline in controlling costs and focusing investment.

Top detractors from performance:
↓
Fox Factory, manufacturer of specialty performance products for bikes, trucks, off-road and similar vehicles within the consumer discretionary sector, underperformed largely due to material cyclical pressures and inventory challenges in their key end market channels as well as lingering concerns around the rationale of a recent acquisition.

↓
WillScot, a North American leader in turnkey modular space and portable storage solutions within the industrials sector, as its stock pulled back amid a decline in nonresidential construction starts, a less optimistic outlook for short-cycle industrials and ongoing integration issues with a recent acquisition.

↓
Shoals Technologies Group, a provider of electrical balance of system (EBOS) solutions for utility-scale solar energy projects within the industrials sector, shares were lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

Use of derivatives and the impact on performance:
The Fund used put and call options for hedging and to manage risk, which contributed minimally to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (6/3/2022)
Class R	34.89	12.14
Russell 3000 Index	37.86	15.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,327,638,099
Holdings Count | $ / shares	81	[8]
Advisory Fees Paid, Amount	$ 29,256,698
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,327,638,099
Total Number of Portfolio Holdings*	81
Total Management Fee Paid	$29,256,698
Portfolio Turnover Rate	17%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Select Fund
Class Name	Class I
Trading Symbol	LBFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Select Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$130	1.10%
[9]
Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024 Class I shares of ClearBridge Select Fund returned 35.73%. The Fund compares its performance to the Russell 3000 Index, which returned 37.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Nvidia, the leading developer of graphic processing units (GPU) for use in generative artificial intelligence (AI) as well as gaming and enterprise application within the information technology sector, outperformed given increasing confidence around its competitive positioning and clear acceleration in AI infrastructure buildout at its key customers.

↑
KKR, an alternative asset manager focused on private equity and real estate investments company within the financials sector, continued to deliver bullish results with several successive quarters topping earnings and revenue estimates.

↑
MercadoLibre, an e-commerce provider in Latin America within the consumer discretionary sector, contributed as it has done an effective job of growing at scale with high levels of profitability while showing discipline in controlling costs and focusing investment.

Top detractors from performance:
↓
Fox Factory, manufacturer of specialty performance products for bikes, trucks, off-road and similar vehicles within the consumer discretionary sector, underperformed largely due to material cyclical pressures and inventory challenges in their key end market channels as well as lingering concerns around the rationale of a recent acquisition.

↓
WillScot, a North American leader in turnkey modular space and portable storage solutions within the industrials sector, as its stock pulled back amid a decline in nonresidential construction starts, a less optimistic outlook for short-cycle industrials and ongoing integration issues with a recent acquisition.

↓
Shoals Technologies Group, a provider of electrical balance of system (EBOS) solutions for utility-scale solar energy projects within the industrials sector, shares were lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

Use of derivatives and the impact on performance:
The Fund used put and call options for hedging and to manage risk, which contributed minimally to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class I	35.73	14.50	14.73
Russell 3000 Index	37.86	14.60	12.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,327,638,099
Holdings Count | $ / shares	81	[10]
Advisory Fees Paid, Amount	$ 29,256,698
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,327,638,099
Total Number of Portfolio Holdings*	81
Total Management Fee Paid	$29,256,698
Portfolio Turnover Rate	17%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Select Fund
Class Name	Class IS
Trading Symbol	LCSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Select Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$116	0.98%
[11]
Expenses Paid, Amount	$ 116
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024 Class IS shares of ClearBridge Select Fund returned 35.88%. The Fund compares its performance to the Russell 3000 Index, which returned 37.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Nvidia, the leading developer of graphic processing units (GPU) for use in generative artificial intelligence (AI) as well as gaming and enterprise application within the information technology sector, outperformed given increasing confidence around its competitive positioning and clear acceleration in AI infrastructure buildout at its key customers.

↑
KKR, an alternative asset manager focused on private equity and real estate investments company within the financials sector, continued to deliver bullish results with several successive quarters topping earnings and revenue estimates.

↑
MercadoLibre, an e-commerce provider in Latin America within the consumer discretionary sector, contributed as it has done an effective job of growing at scale with high levels of profitability while showing discipline in controlling costs and focusing investment.

Top detractors from performance:
↓
Fox Factory, manufacturer of specialty performance products for bikes, trucks, off-road and similar vehicles within the consumer discretionary sector, underperformed largely due to material cyclical pressures and inventory challenges in their key end market channels as well as lingering concerns around the rationale of a recent acquisition.

↓
WillScot, a North American leader in turnkey modular space and portable storage solutions within the industrials sector, as its stock pulled back amid a decline in nonresidential construction starts, a less optimistic outlook for short-cycle industrials and ongoing integration issues with a recent acquisition.

↓
Shoals Technologies Group, a provider of electrical balance of system (EBOS) solutions for utility-scale solar energy projects within the industrials sector, shares were lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

Use of derivatives and the impact on performance:
The Fund used put and call options for hedging and to manage risk, which contributed minimally to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class IS	35.88	14.62	14.83
Russell 3000 Index	37.86	14.60	12.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,327,638,099
Holdings Count | $ / shares	81	[12]
Advisory Fees Paid, Amount	$ 29,256,698
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$3,327,638,099
Total Number of Portfolio Holdings*	81
Total Management Fee Paid	$29,256,698
Portfolio Turnover Rate	17%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.